Income Taxes (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense:
Federal	$ 4,039	$ 3,961
State	0	0
Total	4,039	3,961
Deferred tax expense:
Federal	19,878	68,846
State	(11,799)	18,793
Total	8,079	87,639	$ 0
Income tax expense	$ 12,118	$ 91,600	$ 0